Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Equity [Abstract]
Schedule of Stock Option and Warrant Activity

The following is a summary of stock options activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, August 31, 2021	1,849,600	2.29	3.14	$218,240
Granted	329,985	1.41
Forfeited	-
Exercised	-
Outstanding, May 31, 2022	2,179,585	2.16	2.74	$658,069
Exercisable, May 31, 2022	1,968,096	$2.25	2.52	$505,797

The following is a summary of stock option/warrant activity:

			Weighted
		Weighted	Average
	Options/	Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, August 31, 2019	1,009,500	3.00	3.58	$1,141,500
Granted	775,000	3.00
Forfeited	-
Exercised	-
Outstanding, August 31, 2020	1,784,500	2.20	4.09	$3,173,800
Granted	2,460,650	3.36
Forfeited	-
Exercised	(7,500)	1.60
Outstanding, August 31, 2021	4,237,650	2.89	4.26	$218,240
Exercisable, August 31, 2021	4,207,400	$2.88	4.25	$218,240

Schedule of Options and Warrants Outstanding and Exercisable

The exercise price for stock options outstanding at May 31, 2022:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
281,985	$1.33	70,496	$1.33
997,000	1.60	997,000	1.60
48,000	1.87	48,000	1.87
775,000	3.00	775,000	3.00
72,600	3.80	72,600	3.80
5,000	5.00	5,000	5.00
2,179,585		1,968,096

The exercise price for options/warrants outstanding at August 31, 2021:

Outstanding		Exercisable
Number of		Number of
Options/	Exercise	Options/	Exercise
Warrants	Price	Warrants	Price
997,000	$1.60	997,000	$1.60
775,000	3.00	775,000	3.00
2,388,050	3.35	2,388,050	3.35
72,600	3.80	42,350	3.80
5,000	5.00	5,000	5.00
4,237,650		4,207,400

Schedule of Fair Value of Options Granted by Using Valuation Assumptions

The assumptions used in calculating the fair value of options granted using the Black-Scholes option-pricing model for options granted are as follows for the options granted during the nine months ended May 31, 2022 and 2021:

	2022	2021

Risk-free interest rate	0.93 to 1.89%	0.42%
Expected life of the options	2.5 years	2.5 years
Expected volatility	281%	268%
Expected dividend yield	0%	0%

The assumptions used in calculating the fair value of options granted using the Black-Scholes option-pricing model for options granted are as follows:

	Years Ended August 31,
	2021	2020

Risk-free interest rate	0.42%	0.21%
Expected life of the options	2.5 years	2.5 years
Expected volatility	268%	281%
Expected dividend yield	0%	0%

Schedule of Warrant Activity

The following is a summary of warrant activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, August 31, 2021	2,388,050	3.35	5.12	$-
Granted	6,057,214	2.05
Forfeited	-
Exercised	-
Outstanding, May 31, 2022	8,445,264	2.42	3.75	$291,667
Exercisable, May 31, 2022	8,445,264	$2.42	3.75	$291,667

Schedule of Warrants Outstanding	The exercise price for warrants outstanding at May 31, 2022:
Outstanding and Exercisable
Number of	Exercise
Warrants	Price
5,833,334	$2.00
2,611,930	3.35
8,445,264